Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	The 2018 ATM Offering [Member] Common Stock [Member]	The 2018 ATM Offering [Member] Additional Paid-in Capital [Member]	The 2018 ATM Offering [Member] AOCI Attributable to Parent [Member]	The 2018 ATM Offering [Member] Retained Earnings [Member]	The 2018 ATM Offering [Member]	The 2017 Purchase Agreement [Member] Common Stock [Member]	The 2017 Purchase Agreement [Member] Additional Paid-in Capital [Member]	The 2017 Purchase Agreement [Member] AOCI Attributable to Parent [Member]	The 2017 Purchase Agreement [Member] Retained Earnings [Member]	The 2017 Purchase Agreement [Member]	The 2018 Purchase Agreement [Member] Common Stock [Member]	The 2018 Purchase Agreement [Member] Additional Paid-in Capital [Member]	The 2018 Purchase Agreement [Member] AOCI Attributable to Parent [Member]	The 2018 Purchase Agreement [Member] Retained Earnings [Member]	The 2018 Purchase Agreement [Member]	ATM Offering [Member] Common Stock [Member]	ATM Offering [Member] Additional Paid-in Capital [Member]	ATM Offering [Member] AOCI Attributable to Parent [Member]	ATM Offering [Member] Retained Earnings [Member]	ATM Offering [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016																					15,722,000
Balance at Dec. 31, 2016																					$ 218,034	$ 28,719	$ (4,298)	$ (235,127)	$ 7,328
Common shares issued (in shares)																8,858,000				8,858,252
Common shares issued																$ 10,203				$ 10,203
Stock-based compensation																						666			666
Net loss																								(8,373)	(8,373)
Shares issued on redemption of restricted share units (in shares)																					150,000
Shares issued on redemption of restricted share units																					$ 171	(171)
Balance, September 30, 2018 (in shares) at Sep. 30, 2017																					24,730,000
Balance at Sep. 30, 2017																					$ 228,408	29,214	(4,298)	(243,500)	9,824
Balance (in shares) at Dec. 31, 2016																					15,722,000
Balance at Dec. 31, 2016																					$ 218,034	28,719	(4,298)	(235,127)	7,328
Common shares issued (in shares)										357,143
Balance, September 30, 2018 (in shares) at Dec. 31, 2017																					27,502,000
Balance at Dec. 31, 2017																					$ 231,923	29,365	(4,316)	(246,770)	$ 10,202
Common shares issued (in shares)	2,017,000				2,017,046	5,232,000				5,231,953	170,000
Common shares issued	$ 6,818				$ 6,818	$ 14,995				$ 14,995	$ 600				$ 600
Common shares issued upon exercise of stock options (in shares)																					96,000				96,000
Common shares issued upon exercise of stock options																					$ 379	(160)			$ 219
Stock-based compensation																						3,695			3,695
Other comprehensive (loss)/gain																							3		3
Net loss																								(22,607)	(22,607)
Balance, September 30, 2018 (in shares) at Sep. 30, 2018																					35,017,000
Balance at Sep. 30, 2018																					$ 254,715	$ 32,900	$ (4,313)	$ (269,377)	$ 13,925